STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Cost of revenue:
Total stock-based compensation expense	$ 12,188	$ 25,348	$ 33,036
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	1,615	3,358	4,196
Total stock-based compensation, net of taxes	10,573	21,990	28,840
Cost of revenue: | Software
Cost of revenue:
Total stock-based compensation expense	(9)	229	229
Cost of revenue: | Software service
Cost of revenue:
Total stock-based compensation expense	1,071	1,078	1,160
Cost of revenue: | Professional service and other
Cost of revenue:
Total stock-based compensation expense	355	2,038	2,535
Research and development, net
Cost of revenue:
Total stock-based compensation expense	2,232	8,048	7,792
Selling, general and administrative
Cost of revenue:
Total stock-based compensation expense	$ 8,539	$ 13,955	$ 21,320